Consolidated Statements of Stockholders’ Deficit - USD ($)		Total		Common Stock		Additional Paid-in Capital		Accumulated Deficit		Previously Reported		Previously Reported Common Stock		Previously Reported Additional Paid-in Capital		Previously Reported Accumulated Deficit		Revision of Prior Period, Adjustment		Revision of Prior Period, Adjustment Common Stock		Revision of Prior Period, Adjustment Additional Paid-in Capital		Adjusted, Beginning of Period		Adjusted, Beginning of Period Common Stock		Adjusted, Beginning of Period Additional Paid-in Capital		Adjusted, Beginning of Period Accumulated Deficit		Convertible Notes Payable	Convertible Notes Payable Common Stock	Convertible Notes Payable Additional Paid-in Capital	Bridge Loan	Bridge Loan Common Stock	Bridge Loan Additional Paid-in Capital	Long-Term Debt	Long-Term Debt Common Stock	Long-Term Debt Additional Paid-in Capital	Related Party Extension Note	Related Party Extension Note Common Stock	Related Party Extension Note Additional Paid-in Capital	Potential shares from Pre-Paid Advance		Potential shares from Pre-Paid Advance Common Stock		Potential shares from Pre-Paid Advance Additional Paid-in Capital		Potential shares from Cable Car Loan	[2]	Potential shares from Cable Car Loan Common Stock		Potential shares from Cable Car Loan Additional Paid-in Capital	[2]	Non-Redemption Extension Agreement		Non-Redemption Extension Agreement Common Stock		Non-Redemption Extension Agreement Additional Paid-in Capital		Early Investor Consideration		Early Investor Consideration Common Stock		Early Investor Consideration Additional Paid-in Capital		Settle Transaction Expenses		Settle Transaction Expenses Common Stock		Settle Transaction Expenses Additional Paid-in Capital		PIPE Warrants	[2]	PIPE Warrants Warrants	PIPE Warrants Common Stock		PIPE Warrants Additional Paid-in Capital	[2]	PIPE Warrants Additional Paid-in Capital Warrants
Beginning balance (in shares) at Dec. 31, 2022	[1]			9,193,347																(6,042,368)	[2]					3,150,979	[2],[3],[4]
Beginning balance at Dec. 31, 2022	[1]									$ (1,507,577)		$ 919		$ 10,162,698		$ (11,671,194)		$ 0		$ (604)		$ 604		$ (1,507,577)	[4]	$ 315	[4]	$ 10,163,302	[4]	$ (11,671,194)	[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of a note payable/bridge loan (in shares)	[1]			11,428
Conversion of a note payable/bridge loan	[1]	$ 402,000		$ 1		$ 401,999
Issuance of common stock (in shares)	[1]			29,844
Issuance of common stock	[1]	1,026,550		$ 3		1,026,547
Stock-based compensation		709,394				709,394
Fair value of warrants		156,505				156,505
Net loss		$ (6,098,951)						$ (6,098,951)
Ending balance (in shares) at Dec. 31, 2023		3,192,251		3,192,251	[1],[5],[6]							9,314,040	[2],[6]							(6,121,789)	[2],[6]					3,192,251	[2],[3]
Ending balance at Dec. 31, 2023		$ (5,312,079)	[1],[5],[6]	$ 319	[1],[5],[6]	12,457,747	[1],[5],[6]	(17,770,145)	[1],[5],[6]	(5,312,079)	[2],[6]	$ 931	[2],[6]	12,457,135	[2],[6]	(17,770,145)	[2],[6]	0	[2],[6]	$ (612)	[2],[6]	612	[2],[6]	(5,312,079)	[2],[3]	$ 319	[2],[3]	12,457,747	[2],[3]	(17,770,145)	[2],[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(628,590)								(4,298,590)
Ending balance (in shares) at Mar. 31, 2024	[7]			7,145,907
Ending balance at Mar. 31, 2024	[7]	$ (4,914,150)		$ 715		13,483,870		(18,398,735)
Beginning balance (in shares) at Dec. 31, 2023		3,192,251		3,192,251	[1],[5],[6]							9,314,040	[2],[6]							(6,121,789)	[2],[6]					3,192,251	[2],[3]
Beginning balance at Dec. 31, 2023		$ (5,312,079)	[1],[5],[6]	$ 319	[1],[5],[6]	12,457,747	[1],[5],[6]	(17,770,145)	[1],[5],[6]	(5,312,079)	[2],[6]	$ 931	[2],[6]	12,457,135	[2],[6]	(17,770,145)	[2],[6]	0	[2],[6]	$ (612)	[2],[6]	612	[2],[6]	(5,312,079)	[2],[3]	$ 319	[2],[3]	12,457,747	[2],[3]	(17,770,145)	[2],[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger recapitalization (in shares)				2,632,873
Merger recapitalization		(12,939,165)	[6]	$ 263		(12,939,428)
Issuance of common stock pursuant to a subscription agreement (in shares)	[6]			66,667
Issuance of common stock pursuant to a subscription agreement	[6]	706,000		$ 7		705,993
Conversion of a note payable/bridge loan (in shares)	[6]																																119,756			33,334
Conversion of a note payable/bridge loan	[6]																															$ 3,233,388	$ 12	$ 3,233,376	$ 200,000	$ 3	$ 199,997
Net exercise of warrants (in shares)	[6]			1,865
Net exercise of warrants	[6]	0		$ 0		0
Issuance of common stock (in shares)	[6]																																													333,334												142,492						50,000						514,735
Issuance of common stock	[6]																																											$ 1,866,284		$ 33		$ 1,866,251								$ 1,508,993		$ 15		$ 1,508,978		$ 529,500		$ 5		$ 529,495		$ 5,439,857		$ 52		$ 5,439,805
Stock-based compensation		38,984				38,984
Deemed dividend related to modification of equity classified warrants		0				5,185,502		(5,185,502)
Net loss		(1,877,464)						(1,877,464)		(5,547,464)
Ending balance (in shares) at Jun. 30, 2024	[6],[7]			7,147,307
Ending balance at Jun. 30, 2024	[6],[7]	$ (6,159,369)		$ 715		18,673,027		(24,833,111)
Beginning balance (in shares) at Dec. 31, 2023		3,192,251		3,192,251	[1],[5],[6]							9,314,040	[2],[6]							(6,121,789)	[2],[6]					3,192,251	[2],[3]
Beginning balance at Dec. 31, 2023		$ (5,312,079)	[1],[5],[6]	$ 319	[1],[5],[6]	12,457,747	[1],[5],[6]	(17,770,145)	[1],[5],[6]	$ (5,312,079)	[2],[6]	$ 931	[2],[6]	$ 12,457,135	[2],[6]	$ (17,770,145)	[2],[6]	$ 0	[2],[6]	$ (612)	[2],[6]	$ 612	[2],[6]	$ (5,312,079)	[2],[3]	$ 319	[2],[3]	$ 12,457,747	[2],[3]	$ (17,770,145)	[2],[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger recapitalization (in shares)	[2]			2,632,873
Merger recapitalization	[2]	(12,939,165)		$ 263		(12,939,428)
Issuance of common stock pursuant to a subscription agreement (in shares)	[2]			66,667
Issuance of common stock pursuant to a subscription agreement	[2]	706,000		$ 7		705,993
Conversion of a note payable/bridge loan (in shares)	[2]																																119,756			33,334			301,079			890,411
Conversion of a note payable/bridge loan	[2]																															$ 3,233,388	$ 12	$ 3,233,376	$ 200,000	$ 3	$ 199,997	$ 514,181	$ 30	$ 514,151	$ 1,255,479	$ 89	$ 1,255,390
Net exercise of warrants (in shares)	[2]			1,865
Net exercise of warrants	[2]	0		$ 0		0
Issuance of common stock (in shares)	[2]																																													333,334						60,000						142,492						50,000						514,735							570,775
Issuance of common stock																																												$ 1,866,284	[2]	$ 33	[2]	$ 1,866,251	[2]	$ 446,333		$ 6	[2]	$ 446,327		$ 1,508,993	[2]	$ 15	[2]	$ 1,508,978	[2]	$ 529,500	[2]	$ 5	[2]	$ 529,495	[2]	5,439,857	[2]	$ 52	[2]	5,439,805	[2]	$ 645,987		$ 1,042,043	$ 57	[2]	$ 645,930		$ 1,042,043
Issuance of common stock in exchange for services (in shares)	[2]			13,334
Issuance of common stock in exchange for services	[2]	20,000		$ 1		19,999
Stock-based compensation		289,795				289,795
Deemed dividend related to modification of equity classified warrants		0				5,185,502		(5,185,502)
Net loss		$ (8,984,880)						(8,984,880)
Ending balance (in shares) at Dec. 31, 2024		8,922,906	[8]	8,922,906	[2],[7]
Ending balance at Dec. 31, 2024	[2],[7]	$ (9,538,284)		$ 892		22,401,351		(31,940,527)
Beginning balance (in shares) at Mar. 31, 2024	[7]			7,145,907
Beginning balance at Mar. 31, 2024	[7]	(4,914,150)		$ 715		13,483,870		(18,398,735)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[7]																																																																					1,400
Issuance of common stock	[7]																																																																			$ 3,655				$ 3,655
Deemed dividend related to modification of equity classified warrants		0				5,185,502		(5,185,502)
Net loss		(1,248,874)						(1,248,874)
Ending balance (in shares) at Jun. 30, 2024	[6],[7]			7,147,307
Ending balance at Jun. 30, 2024	[6],[7]	$ (6,159,369)		$ 715		18,673,027		(24,833,111)
Beginning balance (in shares) at Dec. 31, 2024		8,922,906	[8]	8,922,906	[2],[7]
Beginning balance at Dec. 31, 2024	[2],[7]	$ (9,538,284)		$ 892		22,401,351		(31,940,527)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[7]			295,000
Issuance of common stock	[7]	366,210		$ 30		366,180
Stock-based compensation		319,926				319,926
Net loss		$ (15,137,515)						(15,137,515)
Ending balance (in shares) at Jun. 30, 2025		9,547,997	[8]	9,547,997	[6],[7]
Ending balance at Jun. 30, 2025	[6],[7]	$ (324,294)		$ 955		46,752,793		(47,078,042)
Beginning balance (in shares) at Mar. 31, 2025	[6]			9,217,906
Beginning balance at Mar. 31, 2025	[6]	(20,207,358)		$ 922		22,868,247		(43,076,527)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		219,210				219,210
Net loss		$ (4,001,515)						(4,001,515)
Ending balance (in shares) at Jun. 30, 2025		9,547,997	[8]	9,547,997	[6],[7]
Ending balance at Jun. 30, 2025	[6],[7]	$ (324,294)		$ 955		$ 46,752,793		$ (47,078,042)

[1]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[4]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[5]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).
[6]	Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[7]	(Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[8]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.